ANNUAL REPORT
                          -----------------------------

                          TITAN FINANCIAL SERVICES FUND


                                OCTOBER 31, 2001

CONTENTS
--------------------------------------------------------------------------------
1    Management's Discussion & Analysis of Fund Performance
3    Statement of Net Assets
4    Statement of Operations
5    Statement of Changes in Net Assets
6    Financial Highlights
7    Notes to Financial Statements
10   Report of Independent Auditors
11   Shareholder Voting Results
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION & ANALYSIS OF FUND PERFORMANCE

The past six months has certainly been a challenging one for financial services stocks. Despite rapid short-term interest rate cuts by the Fed, many of the leadership financials have seen earnings growth slow down largely from a weak economy. This has led to significant compression of price/earnings ratios (generally to our disadvantage) between growth and more value-oriented companies. Two groups that have performed well in this period include liability sensitive banks that benefit from a steeper yield curve and property/casualty insurance companies that continue to report favorable insurance pricing trends.

     For the six months ended October 31, 2001, the Titan Financial Services Fund returned -15.64%, which underperformed the S&P Financials' -11.24% return. During this period Turner Investment Partners Inc. was appointed adviser to the Fund, replacing Harris Bretall Sullivan & Smith, LLC. Our growth mandate and belief that earnings expectations drive stock prices led us to avoid several slower growing but liability sensitive regional banks that have generated better performance than many of our brokerage holdings. The slowdown in equity market activity has led to under performance in many of the brokerage companies. Goldman Sachs (GS) and Charles Schwab (CS) are examples of such holdings that fared relatively poorly. However, despite the current year slowdown in brokerage earnings we remain positive on these companies' ability to address positive long-term trends in investment banking and asset management.

     Finally, two other positive performing groups were the mortgage related and financial processor companies. A record year for mortgage activity benefited our Fannie Mae (FNM) and Freddie Mac (FRE) holdings. We remain very positive about our Concord EFS (CEFT), The BISYS Group (BSYS) and InterCept Group (ICPT) holdings, all of which are processing companies that have the ability to address financial companies' needs for outsourcing vital functions such as core and merchant processing.

     Effective with these financial statements, the Fund is changing its benchmark from the S&P 500 Index to the S&P Financials Index, which better reflects the Fund's investment objective.

TITAN FINANCIAL SERVICES FUND

GROWTH OF A $10,000 INVESTMENT IN THE TITAN FINANCIAL SERVICES FUND:
MAY 31, 1996-OCTOBER 31, 2001 *

[LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

          TITAN FINANCIAL SERVICES FUND     S&P FINANCIAL INDEX    S&P 500 INDEX
          -----------------------------     -------------------    -------------
5/31/96              $10000                       $10000              $10000
APR. 97               12656                        13912               12917
APR. 98               20689                        21005               17202
APR. 99               20658                        23508               20961
APR. 00               19706                        21120               23084
APR. 01               23306                        25181               20090
OCT 01                19661                        22364               17157

                          Fund annualized total returns
--------------------------------------------------------------------------------

    PAST                 PAST                 PAST                  SINCE
SIX MONTHS**           ONE YEAR            FIVE YEARS             INCEPTION
------------           --------            ----------             ---------
  (15.64)%             (19.30)%              12.15%                13.25%

----------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemptions of fund shares. The inception date of the Titan Financial Services Fund is May 22, 1996.
**   Not Annualized.

STATEMENT OF NET ASSETS                            TITAN FINANCIAL SERVICES FUND
October 31, 2001

                                                                         Market
                                                                         Value
                                                           Shares        (000)
--------------------------------------------------------------------------------
COMMON STOCK--96.4%
BANKS--5.2%
   Bank of America                                          5,290       $   312
   Cathay Bancorp                                           2,200           130
   Commerce Bancorp                                         5,050           369
                                                                        -------
                                                                            811
                                                                        -------
BROKERAGE SERVICES--29.9%
   Citigroup                                               26,601         1,211
   Charles Schwab                                          59,400           765
   Legg Mason                                               7,966           335
   Lehman Brothers Holdings                                16,200         1,012
   Merrill Lynch                                           12,400           542
   Morgan Stanley Dean Witter                              16,100           788
                                                                        -------
                                                                          4,653
                                                                        -------
COMMERCIAL BANKS--14.7%
   Fifth Third Bancorp                                     10,050           567
   PNC Financial Services Group                             7,000           384
   SouthTrust                                              24,000           544
   Wells Fargo                                             19,905           786
                                                                        -------
                                                                          2,281
                                                                        -------
COMMERCIAL FINANCIAL SERVICES--3.8%
   Concord EFS*                                            21,460           587
                                                                        -------
COMPUTER SERVICES--2.6%
   BISYS Group                                              7,740           402
                                                                        -------
DATA PROCESSING--7.1%
   Fiserv*                                                 16,085           598
   Intercept Group*                                        14,110           504
                                                                        -------
                                                                          1,102
                                                                        -------
DIVERSIFIED FINANCIAL SERVICES--15.4%
   Fannie Mae                                               9,040           732
   Freddie Mac                                             11,680           792
   Goldman Sachs Group                                     11,170           873
                                                                        -------
                                                                          2,397
                                                                        -------
INSURANCE--17.7%
   American International Group                            17,200         1,352
   Lincoln National                                         4,000           169
   Marsh & McLennan                                         2,890           280
   Nationwide Financial Services                            6,000           204
   Phoenix Companies*                                      31,540           405
   Principal Financial Group*                              15,690           353
                                                                        -------
                                                                          2,763
                                                                        -------
TOTAL COMMON STOCK
   (Cost $14,497)                                                        14,996
                                                                        -------
CASH EQUIVALENT--4.9%
   Firstar Stellar Treasury Fund                          766,502           767
                                                                        -------
TOTAL CASH EQUIVALENT
   (Cost $767)                                                              767
                                                                        -------
TOTAL INVESTMENTS--101.3%
   (Cost $15,264)                                                        15,763
                                                                        -------
OTHER ASSETS AND LIABILITIES, NET--(1.3%)                                  (209)
                                                                        -------
NET ASSETS:
   Portfolio capital (unlimited
     authorization-- no par value)
     based on 932,950 outstanding
     shares of beneficial interest                                       10,587
   Accumulated net investment loss                                         (119)
   Accumulated net realized gain
     on investments                                                       4,587
   Net unrealized appreciation
     on investments                                                         499
                                                                        -------
TOTAL NET ASSETS (100.0%)                                               $15,554
                                                                        =======
Net Asset Value, Offering and
   Redemption Price Per Share                                           $ 16.67
                                                                        =======

* NON-INCOME PRODUCING SECURITY

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                      TITAN FINANCIAL SERVICES FUND
For the Six Month Period Ended October 31, 2001
and the Year Ended April 30, 2001

                                                                         05/01/01        05/01/00
                                                                       THRU 10/31/01   THRU 04/30/01
----------------------------------------------------------------------------------------------------
Investment Income:
  Dividend...........................................................     $   107         $   410
  Interest...........................................................           4              10
                                                                          -------         -------
    Total Investment Income..........................................         111             420
                                                                          -------         -------
Expenses:
  Investment Advisory Fees...........................................          99             278
  Distribution Fees..................................................          25              69
  Administrator Fees.................................................          20              56
  Professional Fees..................................................          37              25
  Registration Fees..................................................          14              14
  Fund Accounting Fees...............................................          12              27
  Transfer Agent Fees................................................          11              28
  Trustee Fees.......................................................           5               7
  Custodian Fees.....................................................           3              52
  Printing Fees......................................................           7              21
  Insurance and Other Fees...........................................           1               8
                                                                          -------         -------
    Total Expenses...................................................         234             585
  Less: Investment Advisory Fee Waiver...............................          (4)             --
    Net Expenses.....................................................         230             585
                                                                          -------         -------
       Net Investment Loss...........................................        (119)           (165)
                                                                          -------         -------
  Net Realized Gain (Loss) From Securities Sold......................         (57)          5,626
  Net Unrealized Depreciation of Investment Securities Sold..........      (3,048)           (663)
                                                                          -------         -------
  Net Realized and Unrealized Gain (Loss) on Investments.............      (3,105)          4,963
                                                                          -------         -------
  Net Increase (Decrease) in Net Assets Resulting From Operations....     $(3,224)        $ 4,798
                                                                          -------         -------

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)           TITAN FINANCIAL SERVICES FUND

                                                        FOR THE        FOR THE YEAR ENDED
                                                   SIX MONTHS ENDED   ---------------------
                                                       10/31/01       04/30/01     04/30/00
-------------------------------------------------------------------------------------------
Investment Activities:
  Net Investment Loss.............................     $  (119)       $  (165)      $  (252)
  Net Realized Gain (Loss) From Securities Sold...         (57)         5,626         3,133
  Net Unrealized Depreciation of Investment
    Securities Sold...............................      (3,048)          (663)       (4,517)
                                                       -------        -------       -------
    Net Increase (Decrease) in Net Assets
        Resulting From Operations.................      (3,224)         4,798        (1,636)
                                                       -------        -------       -------
Distributions to Shareholders:
  Realized Capital Gains .........................          --           (861)           --
                                                       -------        -------       -------
    Total Distributions...........................          --           (861)           --
                                                       -------        -------       -------
Capital Share Transactions:
  Proceeds From Shares Issued.....................         787          4,554         5,345
  Proceeds From Shares Issued in Lieu of
    Cash Distributions............................          --            833            --
  Cost of Shares Redeemed.........................      (5,350)       (11,875)       (8,608)
                                                       -------        -------       -------
    Decrease in Net Assets From Capital
        Share Transactions........................      (4,563)        (6,488)       (3,263)
                                                       -------        -------       -------
    Total Decrease in Net Assets..................      (7,787)        (2,551)       (4,899)
                                                       -------        -------       -------
Net Assets:
  Beginning of Year...............................      23,341         25,892        30,791
                                                       -------        -------       -------
  End of Year ....................................     $15,554        $23,341       $25,892
                                                       =======        =======       =======
Shares Issued and Redeemed:
  Issued..........................................          40            218           308
  Issued in Lieu of Cash Distributions ...........          --             41            --
  Redeemed........................................        (288)          (584)         (511)
                                                       -------        -------       -------
  Net Decrease in Capital Shares..................        (248)          (325)         (203)
                                                       -------        -------       -------

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                               TITAN FINANCIAL SERVICES FUND
For a Share Outstanding Throughout each Period

              Net
             Asset           Net         Realized and      Distributions
             Value       Investment       Unrealized         from Net       Distributions    Net Asset
           Beginning       Income      Gains or (Losses)    Investment          from         Value End
           of Period       (Loss)        on Securities        Income        Capital Gains    of Period
           ---------     ----------    -----------------   -------------    -------------    ---------
2001*       $19.76        $(0.13)          $(2.96)               --                --         $16.67
2001         17.19         (0.14)            3.30                --           $ (0.59)         19.76
2000         18.01         (0.17)           (0.65)               --                --          17.19
1999         19.61         (0.10)           (0.31)               --             (1.19)         18.01
1998         12.60         (0.06)            7.93                --             (0.86)         19.61
1997(1)      10.00          0.04             2.62            $(0.06)               --          12.60

                                                                 Ratio       Ratio of Net
                                                Ratio of Net  of Expenses     Investment
                         Net        Ratio of     Investment    to Average   Loss to Average
                      Assets End    Expenses        Loss       Net Assets     Net Assets     Portfolio
            Total     of Period    to Average    to Average    (Excluding     (Excluding      Turnover
           Return+      (000)      Net Assets    Net Assets     Waivers)        Waivers)        Rate
           -------      -----      ----------    ----------     --------        --------        ----
2001*     (15.64)%     $15,554        2.29%        (1.19)%        2.33%          (1.23)%        51.65%
2001        18.20%      23,341        2.11%        (0.59)%        2.11%          (0.59)%       109.74%
2000       (4.55)%      25,892        2.14%        (0.91)%        2.14%          (0.91)%       180.47%
1999       (0.15)%      30,797        2.06%        (0.62)%        2.06%          (0.62)%       205.86%
1998        63.47%      33,106        2.27%        (0.61)%        2.10%          (0.44)%       107.12%
1997(1)     26.67%       7,580        2.49%          0.33%        3.14%          (0.33)%        97.84%

----------
* For the six month period ended October 31, 2001. All ratios for the period have been annualized.
+    Returns are for the period indicated and have not been annualized.
(1) Commenced operations on May 22, 1996. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                      TITAN FINANCIAL SERVICES FUND
October 31, 2001


1. ORGANIZATION

The Titan Financial Services Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust") which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment management company. The Fund, whose primary objective is capital appreciation and secondary objective is moderate income, began operations on May 22, 1996.

On November 12, 2001, all of the assets and liabilities of the Fund were transferred into the Turner Future Financial Services Fund (see Note 7).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales, and other over-the-counter securities; are valued at the last reported bid price. Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     FEDERAL INCOME TAXES -- The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

     SECURITY TRANSACTIONS, DIVIDEND INCOME AND DISTRIBUTIONS -- Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the Fund's custodian. To the extent that the term of any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

     If the seller defaults and the value of the collateral declines, or if the seller commences

NOTES TO FINANCIAL STATEMENTS (Continued)          TITAN FINANCIAL SERVICES FUND
October 31, 2001


     bankruptcy proceedings, realization of the collateral by the Fund may be delayed or limited.

     NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day, by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding.

     EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the funds on the basis of relative daily net assets.

     IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Fund implemented the provisions of the AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIES (the "Guide"), as required on January 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.

     RECLASSIFICATION OF CAPITAL ACCOUNTS-- The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2: DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES.

3. COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

On June 13, 2001, the Fund's Board of Trustees unanimously approved a new investment advisory agreement between the Fund and Turner Investment Partners, Inc. ("Turner") which took effect on June 18, 2001. Under the new Investment Advisory Agreement, Turner assumed the responsibilities of the advisor to the Fund immediately, replacing both the Titan Investment Advisors, LLC (the "Advisor") and Harris Bretall Sullivan & Smith L.L.C. (the "Subadvisor"). For its services, Turner receives a fee of 1.00% of the Fund's average daily net assets.

Prior to June 18, 2001 Titan Investment Advisors, LLC (the "Advisor") and Harris Bretall Sullivan& Smith L.L.C. (the "Subadvisor") provided the Fund with investment management services under investment advisory agreements. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets, 0.75% of which was paid to the Subadvisor for the services it provided.

Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's administrator under an administration agreement. For its services, the Administrator receives a monthly fee at the following annual rate (see Note 7):

Under $15 million             $30,000
$15 to $50 million            0.20% of average daily net assets
$50 to $100 million           0.15% of average daily net assets
$100 to $150 million          0.10% of average daily net assets
Over $150 million             0.05% of average daily net assets

First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor.

4. DISTRIBUTION PLAN

The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund pay a

NOTES TO FINANCIAL STATEMENTS (Concluded)          TITAN FINANCIAL SERVICES FUND
October 31, 2001


fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the Fund's average daily net assets. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution related activity.

5. INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of securities for the six months ended October 31, 2001, excluding short-term investments, were (in thousands) $10,226 and $15,755, respectively.

At October 31, 2001, the total cost of securities and net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation, aggregated gross unrealized depreciation, and net unrealized appreciation as of October 31, 2001 (in thousands) was $1,871, ($1,372), and $499, respectively.

6. CONCENTRATION/RISKS

The Fund invests a high percentage of its assets in the financial sector of the market. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in this sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

7. SUBSEQUENT EVENT (UNAUDITED)

On November 12, 2001, all of the assets and liabilities of the Fund were transferred into the Turner Future Financial Services Fund. Under the Plan of Reorganization, 1,277,621 shares of the Fund valued at $15,606,230 (including $1,419,384 in unrealized appreciation on investment securities) were exchanged for 1,277,621 shares of the Turner Future Financial Services Fund in a tax-free exchange. The aggregate assets of the Fund and the Turner Future Financial Services Fund immediately before the merger were $15,606,230 and $450,959, respectively. Under the Plan of Reorganization, the Fund is the accounting survivor, and the financial reporting of the Turner Future Financial Services Fund subsequent to November 12, 2001 will reflect the performance and accounting history of the Fund.

On November 6, 2001, the Titan Financial Services Fund paid a capital gain distribution to shareholders of record on November 5, 2001 in the amount of $5,027,855 or $5.3974 per share (the short-term capital gain distribution was $0.4340 per share and the long-term capital gain distribution was $4.9634 per share).

                         REPORT OF INDEPENDENT AUDITORS


To the Shareholders and Board of Trustees
Professionally Managed Portfolios -- Titan Financial Services Fund

We have audited the accompanying statement of net assets of the Professionally Managed Portfolios - Titan Financial Services Fund (the "Fund") as of October 31, 2001, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period May 1, 2001 through October 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and financial highlights for the periods ended April 30, 1997 through April 30, 2001 were audited by other auditors whose report dated June 14, 2001 expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Professionally Managed Portfolios - Titan Financial Services Fund at October 31, 2001, and the results of its operations, the changes in its net assets and its financial highlights for the period May 1, 2001 through October 31, 2001, in conformity with accounting principles generally accepted in the United States.

                                        /s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
December 27, 2001

                           SHAREHOLDERS VOTING RESULTS
                                   (Unaudited)

A special meeting of the shareholders of the Titan Financial Services Fund was held on October 24, 2001 to vote on the following matters:

1. Approve an Agreement and Plan of Reorganization between the Turner Funds, on behalf of the Turner Future Financial Services Fund and Professionally Managed Portfolios, on behalf of the Titan Financial Services Fund.

                           SHARES          % OF SHARES         % OF TOTAL
                            VOTED             VOTED              SHARES
                           -------         -----------         ----------
     For                   514,014            97.73%              49.78%
     Against                 7,860             1.50%               0.76%
     Abstain                 4,059             0.77%               0.39%
                           -------           ------              ------
     TOTAL                 525,933           100.00%              50.93%

2. Approve an Interim Advisory Agreement between Turner Investment Partners, Inc. and Professionally Managed Portfolios, on behalf of the Titan Financial Services Fund.

                           SHARES          % OF SHARES         % OF TOTAL
                            VOTED             VOTED              SHARES
                           -------         -----------         ----------
     For                   518,423            98.57%              50.21%
     Against                 3,610             0.69%               0.35%
     Abstain                 3,900             0.74%               0.37%
                           -------           ------              ------
     TOTAL                 525,933           100.00%              50.93%

                                      NOTES